Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Investments in Associates (Detail) - CLP ($) $ in Thousands		12 Months Ended
	Jun. 11, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Current Assets		$ 1,026,401,196	$ 1,018,212,660
Non-current Assets		6,878,070,388	6,839,775,504
Current Liabilities		1,045,480,165	1,041,299,852
Non-current Liabilities		3,264,716,920	3,069,404,660
Revenues		2,548,384,317	2,624,576,323	$ 2,410,360,459
(LOSS) PROFIT		(52,386,835)	316,093,218	412,847,757
Other Comprehensive Income		119,355,961	(34,855,794)	(53,736,400)
Comprehensive Income		$ 66,969,126	$ 281,237,424	$ 359,111,357
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest Direct Indirect		33.33%	33.33%
Current Assets		$ 57,032,080	$ 67,419,256
Non-current Assets		1,433,019,578	1,615,973,312
Current Liabilities		117,974,825	161,197,047
Non-current Liabilities		1,366,888,682	1,517,964,903
Revenues		553,288,674	582,441,735
Expenses		(549,906,739)	(583,204,131)
(LOSS) PROFIT		3,381,935	(762,396)
Other Comprehensive Income		(366,207)	389,843
Comprehensive Income		$ 3,015,728	$ (372,553)
Enel AMPCI Ebus Chile SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest Direct Indirect	20.00%	20.00%
Current Assets		$ 20,007,409
Non-current Assets		93,871,600
Current Liabilities		15,101,345
Non-current Liabilities		81,569,344
Revenues		7,503,692
Expenses		(2,077,983)
(LOSS) PROFIT		5,425,709
Comprehensive Income		$ 5,425,709